LEASE OPERATION	12 Months Ended
Dec. 31, 2019
LEASE OPERATION
LEASE OPERATION

NOTE 23 - LEASE

The lease liability items refer to lease agreements that correspond to real estate, vehicles, equipment and energy supply contracts signed with the PIEs in 2005 with a 20-year term that were transferred from Amazonas Distribuidora to Amazonas GT during the unbundling process and, previously, the adoption of IFRS 16, already classified as financial leases. The movement of these items is presented as follows:

12/31/2019
Opening balance on 12/31/2018	976,115
Initial adoption of IFRS 16	340,225
Additions	211,375
Accumulated interest	338,163
Payments	(547,226)
Write-offs	(111,463)
Ending balance	1,207,189

Current	219,484
Non-current	987,705

12/31/2019
Compensation from leasing	547,226
Potential PIS/COFINS (9.25)%	50,618

The fixed and variable rents, as well as those related to short term and low value contracts, were as follows for the year ended December 31, 2019:

12/31/2019
Short-term leases	52,771
Low-cost leases	40,592
Variable lease expenses	3,822

The maturities of the non-current balance are shown in the table below:

Due	12/31/2019
2021	199,356
2022	207,895
2023	189,267
2024	187,226
2025	93,115
After 2025	110,846
Total	987,705

The table below shows the potential right of PIS/COFINS to be recovered included in the lease consideration, according to the period foreseen for payment.

12/31/2019
Total cash outflow for leases
Classified in lease liabilities	547,226
Not classified in lease liabilities	52,376
Total payments	599,602